Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property, Plant and Equipment

	2019			2018
	Land and buildings £m	Fixtures and equipment £m	Total £m	Land and buildings £m	Fixtures and equipment £m	Total £m
Cost
At start of year	223	640	863	217	599	816
Acquisitions	1	—	1	—	5	5
Capital expenditure	5	42	47	5	51	56
Disposals/reclassified as held for sale	(8)	(59)	(67)	(8)	(40)	(48)
Exchange translation differences	(8)	(21)	(29)	9	25	34
At end of year	213	602	815	223	640	863

Accumulated depreciation
At start of year	146	519	665	137	485	622
Charge for the year	9	49	58	9	53	62
Disposals/reclassified as held for sale	(7)	(59)	(66)	(6)	(40)	(46)
Exchange translation differences	(5)	(17)	(22)	6	21	27
At end of year	143	492	635	146	519	665

Net book amount	70	110	180	77	121	198